COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease expenses	$ 1,661,649	$ 414,238
Operating lease liabilities, current	1,423,610	0
Operating lease liabilities, noncurrent	$ 4,722,101	$ 0